22. SUPPLEMENTAL FINANCIAL INFORMATION (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfNonCashWorkingCapitalLineItems [Line Items]
Change in non-cash working capital items	$ (1,150)	$ 1,741
Trade and other receivables
DisclosureOfNonCashWorkingCapitalLineItems [Line Items]
Change in non-cash working capital items	(1,251)	2,519
Inventory
DisclosureOfNonCashWorkingCapitalLineItems [Line Items]
Change in non-cash working capital items	(312)	(67)
Prepaid expenses and other assets
DisclosureOfNonCashWorkingCapitalLineItems [Line Items]
Change in non-cash working capital items	(82)	13
Accounts payable and accrued liabilities
DisclosureOfNonCashWorkingCapitalLineItems [Line Items]
Change in non-cash working capital items	$ 495	$ (724)